Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 856,966	$ 341,890	$ 322,049
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557,349	445,861	430,961
Non-cash compensation expense	45,155	29,679	29,672
Impairment loss	4,401	0	0
Income from unconsolidated joint ventures	(75,074)	(49,078)	(85,896)
Gains on consolidation of joint ventures	385,991	0	0
Distributions of net cash flow from operations of unconsolidated joint ventures	32,600	47,002	39,851
Losses (gains) from investments in securities	(2,911)	(1,389)	443
Non-cash portion of interest expense	2,649	43,131	54,962
Settlement of accreted debt discount on repurchases of senior notes	(56,532)	(69,499)	(5,601)
Losses (gains) from early extinguishments of debt	(264)	(1,000)	1,494
Gain on sale of real estate from discontinued operations	(115,459)	(38,445)	0
Gain on forgiveness of debt from discontinued operations	(20,736)	0	0
Impairment loss from discontinued operations	2,852	0	0
Change in assets and liabilities:
Cash held in escrows	315	10,272	(9,801)
Tenant and other receivables, net	(443)	23,155	(19,396)
Accrued rental income, net	(59,972)	(77,363)	(79,992)
Prepaid expenses and other assets	12,966	6,990	(39,213)
Accounts payable and accrued expenses	13,108	3,854	6,660
Accrued interest payable	21,302	3,356	6,778
Other liabilities	2,073	1,354	6,569
Tenant leasing costs	(56,428)	(76,821)	(53,212)
Total adjustments	(79,040)	301,059	284,279
Net cash provided by operating activities	777,926	642,949	606,328
Cash flows from investing activities:
Acquisitions of real estate	(522,900)	(788,052)	(112,180)
Construction in progress	(396,835)	(356,397)	(271,856)
Building and other capital improvements	(73,821)	(49,943)	(61,961)
Tenant improvements	(105,425)	(139,662)	(76,320)
Proceeds from the sale of real estate	250,078	61,963	0
Cash recorded upon consolidation	79,468	0	0
Proceeds from land transaction	0	0	43,887
Proceeds from mortgage loan released from (placed in) escrow	0	0	267,500
Deposits on real estate	0	0	10,000
Issuance of notes receivable, net	12,491	(2,049)	(10,442)
Capital contributions to unconsolidated joint ventures	0	(6,214)	(17,970)
Capital distributions from unconsolidated joint ventures	225,862	3,557	140,505
Investments in securities, net	(1,558)	(1,235)	(1,259)
Net cash used in investing activities	(532,640)	(1,278,032)	(90,096)
Cash flows from financing activities:
Proceeds from mortgage notes payable	0	0	1,178,306
Repayments of mortgage notes payable	(80,311)	(253,877)	(1,251,841)
Proceeds from unsecured senior notes	1,194,753	997,790	848,019
Redemption/repurchase of unsecured senior notes	0	(224,261)	0
Redemption/repurchase/exchange of unsecured exchangeable senior notes	(393,468)	(507,434)	(44,586)
Deferred financing costs	(15,195)	(8,468)	(15,970)
Net proceeds from preferred stock issuance	193,623	0	0
Deposit on mortgage loan financing	0	0	(14,500)
Returned deposit on mortgage loan financing	0	0	14,500
Net proceeds from ATM stock issuances	0	247,027	439,037
Net proceeds from equity transactions	(334)	226	9,667
Redemption of preferred units	(43,070)	(18,329)	0
Distributions	(451,118)	(372,899)	(332,597)
Proceeds from sale of ownership interest and contributions from noncontrolling interest in property partnerships	682,617	0	0
Distributions to noncontrolling interest in property partnerships	(9,624)	(5,922)	(2,007)
Net cash provided by (used in) financing activities	1,077,873	(146,147)	828,028
Net increase (decrease) in cash and cash equivalents	1,323,159	(781,230)	1,344,260
Cash and cash equivalents, beginning of year	1,041,978	1,823,208
Cash and cash equivalents, end of year	2,365,137	1,041,978	1,823,208
Supplemental disclosures:
Cash paid for interest	547,973	480,866	386,170
Interest capitalized	68,152	44,278	48,178
Non-cash investing and financing activities:
Additions to real estate included in accounts payable and accrued expenses	19,824	14,059	10,767
real estate and related intangibles recorded upon consolidation	3,356,000	0	0
Debt recorded upon consolidation	2,056,000	0	0
Working capital recorded upon consolidation	177,315	0	0
Noncontrolling Interests recorded upon consolidation	480,861	0	0
investment in unconsolidated joint venture elminated upon consolidation	361,808	0	0
Mortgage note extinguished through foreclosure	25,000	0	0
Real estate transferred upon foreclosure	7,508	0	0
Land improvements contributed by noncontrolling property partnership	4,546	0	0
Mortgage note payable assumed in connection with the acquisition of real estate	0	211,250	143,900
Redeemable noncontrolling interest in property partnerships	0	98,787	0
Preferred units issued in connection with acquisition of real estate	0	79,405	0
Distributions declared but not paid	497,242	110,488	91,901
Stock Issued During Period, Value, Conversion of Convertible Securities	43,834	0	0
Conversions of redeemable partnership units to partners' capital	30,291	34,621	85,498
Issuance of common stock in connection with the exchange of exchangeable senior notes	16,494	5,852	0
Issuance of restricted securities to employees and directors	$ 30,077	$ 26,198	$ 25,087